Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Events After the Balance Sheet Date
42. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2020 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements, except as follows:
Proposed transfer of the Corporate & Investment Banking (CIB) business to the London Branch of Banco Santander SA (SLB)
As part of our drive for continuous improvement in customer experience and following a review of the way we operate the CIB business in the UK, we intend to conduct substantially all of this business from SLB beginning later in 2021. To undertake this change, and subject to court approval, we are proposing to transfer substantially all of the CIB business to SLB in H2 2021 by way of a banking business transfer scheme under Part VII of the Financial Services and Markets Act 2000.
Although this decision was made prior to 31 December 2020, the transfer, which is subject to court approval, is proposed to take effect in H2 2021. We will continue to engage with regulators in relation to the proposed transfer.
Company Cash Flow Statement
At 31 December

	2020	2019
	£m	£m
Cash flows from operating activities
Profit after tax	240	449
Adjustments for:
Non-cash items included in profit	15	3
Net change in operating assets and liabilities	(449)	370
Effects of exchange rate differences	(51)	(371)
Net cash flows from operating activities	(245)	451
Cash flows from investing activities
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	336	—
Investments in other entities	—	(200)
Net cash flows from investing activities	336	(200)
Cash flows from financing activities
Issue of other equity instruments	—	500
Issue of debt securities and subordinated notes	1,410	—
Repayment of debt securities	(1,250)	—
Repurchase of other equity instruments	—	(304)
Issuance costs of debt securities and subordinated notes	(1)	—
Dividends paid on ordinary shares	(103)	(262)
Dividends paid on other equity instruments	(147)	(142)
Net cash flows from financing activities	(91)	(208)
Change in cash and cash equivalents	—	43
Cash and cash equivalents at beginning of the year	51	8
Cash and cash equivalents at the end of the year	51	51
Company Statement of Changes in Equity
For the years ended 31 December

	Share capital	Other equity instruments	Retained earnings	Total
	£m	£m	£m	£m
At 1 January 2020	7,060	2,241	4,262	13,563
Total comprehensive income:(1)
– Profit after tax	—	—	240	240
Dividends on ordinary shares	—	—	(103)	(103)
Dividends on other equity instruments	—	—	(147)	(147)
At 31 December 2020	7,060	2,241	4,252	13,553

At 1 January 2019	7,060	2,041	4,221	13,322
Total comprehensive income:(1)
– Profit after tax	—	—	449	449
Issue of other equity instruments	—	500	—	500
Repurchase of other equity instruments	—	(300)	(4)	(304)
Dividends on ordinary shares	—	—	(262)	(262)
Dividends on other equity instruments	—	—	(142)	(142)
At 31 December 2019	7,060	2,241	4,262	13,563
(1)Total comprehensive income comprises only the profit for the year; no statement of comprehensive income has been shown for the Company, as permitted by Section 408 of the UK Companies Act 2006.

Santander UK Group Holdings plc
Statement [Line Items]
Events After the Balance Sheet Date	18. EVENTS AFTER THE BALANCE SHEET DATE See Note 42 to the Consolidated Financial Statements.